Note 02 - Derivative Instruments, Hedging and Risk Management Activities (Table)	6 Months Ended
Jun. 30, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Commodity Derivative Contracts [Table Text Block]
Commodity Contracts Maturity in 2011	Notional amount in thousands of bbl* As of June 30, 2011

Futures and Forward contracts	(9,674)
Option contracts	400

* A negative notional value represents a sale position.

Sale of Ethanol [Table Text Block]
Notional amount in thousand of m3		Fair Value		Maturity

Forward Contract
Long position	715		US$31		2016

Foreign Currency Derivative Contracts [Table Text Block]
Notional Amount
Foreign Currency	US$ million

Sell USD / Pay BRL	(90)

Cross Currency Swaps [Table Text Block]
Cross Currency Swaps
	Maturing in 2016%		Notional Amount (Million)

	Fixed to fixed
	Average Pay Rate (USD)	5.69	US$298
	Average Receive Rate (JPY)	2.15	JPY$35,000

Location and Amounts of Derivative Fair Value [Table Text Block]
Derivatives Not Qualified as Hedging Instruments under Codification Topic 815	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative

		June 30, 2011

Foreign exchange contracts	Financial income/(expenses) net	13
Commodity contracts	Financial income/(expenses) net	(122)

Total		(109)

Derivatives Not Qualified as Hedging Instruments under Codification Topic 815	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative

		June 30, 2010

Foreign exchange contracts	Financial income/(expenses) net	1
Commodity contracts	Financial income/(expenses) net	37

Total		38